Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carried forwards	$ 2,049,940	$ 1,361,646
Allowance for credit losses	285,658	305,903
Inventories	152,776	96,538
Lease liabilities	1,311,830
Others	77,379	118,888
Deferred tax assets	3,877,583	1,882,975
Valuation allowance	(1,414,090)	(733,726)	$ (394,573)
Deferred tax assets, net of valuation allowance	2,463,493	1,149,249
Deferred tax liabilities:
Right-of-use assets	1,167,759
Property, plant and equipment	439,166	293,047
Intangible assets	452,084	370,364
Others	23,592
Deferred tax liabilities	$ 2,082,601	$ 663,411